SHAREHOLDERS' EQUITY (Schedule of Stock-Based Compensation) (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted	151,500
Stock options granted, exercise price, minimum	$ 4.35
Stock options granted, exercise price. maximum	$ 4.75
Vesting period	4 years
Expected volatility, minimum	49.00%	50.00%
Expected volatility, maximum	50.00%	52.00%
Expected risk free interest rates range, minimum	1.80%	1.10%
Expected risk free interest rate range, maximum	2.10%	1.30%
Expected dividend yield	0.00%	0.00%
Weighted average fair value of options granted during period	$ 2.00	$ 3.17
Share based compensation	$ 1,271	$ 1,367
Unrecognized compensation cost	$ 5,365
Period over which compensation expense will be recognized	2 years 7 months 17 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	4 years 8 months 12 days	4 years 9 months 18 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life	6 years	5 years 10 months 25 days